Expense Example - Innovator U.S. Equity Ultra Buffer ETF - December - Innovator U.S. Equity Ultra Buffer ETF - December	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978